TAXATION - Claim for tax refund (Details) Rp in Billions	Dec. 31, 2025 IDR (Rp)
Income Tax Disclosure [Line Items]
Tax assessment with claims for tax refund, Appeal	Rp 364
Tax assessment with claims for tax refund, Others	1,099
Tax assessment with claims for tax refund, Total	1,463
Tax assessment with no associated claims for tax refund, Objection	14,467
Tax assessment with no associated claims for tax refund, Total	14,467
Corporate Income Tax, 2025 fiscal year
Income Tax Disclosure [Line Items]
Claims for tax refund which are not yet confirmed by the Tax Authority Telkomsel, Others	261
Claims for tax refund which are not yet confirmed by the Tax Authority Telkomsel, Total	261
Corporate Income Tax, 2024 fiscal year
Income Tax Disclosure [Line Items]
Claims for tax refund which are not yet confirmed by the Tax Authority Telkomsel, Others	791
Claims for tax refund which are not yet confirmed by the Tax Authority Telkomsel, Total	791
Corporate Income Tax, 2023 fiscal year
Income Tax Disclosure [Line Items]
Tax assessment with no associated claims for tax refund, Objection	1,623
Tax assessment with no associated claims for tax refund, Total	1,623
Corporate Income Tax, 2018 fiscal year
Income Tax Disclosure [Line Items]
Tax assessment with claims for tax refund, Appeal	35
Tax assessment with claims for tax refund, Total	35
Corporate Income Tax, 2015 fiscal year
Income Tax Disclosure [Line Items]
Tax assessment with claims for tax refund, Appeal	294
Tax assessment with claims for tax refund, Total	294
Corporate Income Tax, 2014 fiscal year
Income Tax Disclosure [Line Items]
Tax assessment with claims for tax refund, Appeal	35
Tax assessment with claims for tax refund, Total	35
VAT, 2025 fiscal year
Income Tax Disclosure [Line Items]
Claims for tax refund which are not yet confirmed by the Tax Authority Telkomsel, Others	46
Claims for tax refund which are not yet confirmed by the Tax Authority Telkomsel, Total	46
Withholding tax, 2025 fiscal year
Income Tax Disclosure [Line Items]
Claims for tax refund which are not yet confirmed by the Tax Authority Telkomsel, Others	1
Claims for tax refund which are not yet confirmed by the Tax Authority Telkomsel, Total	1
Withholding tax, 2023 fiscal year
Income Tax Disclosure [Line Items]
Tax assessment with no associated claims for tax refund, Objection	12,844
Tax assessment with no associated claims for tax refund, Total	12,844
Withholding tax, 2015 fiscal year
Income Tax Disclosure [Line Items]
Tax assessment with claims for tax refund, Others	0
Tax assessment with claims for tax refund, Total	Rp 0